Short-Term Borrowings - Summary of Short-Term Borrowings (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Short-term Debt [Line Items]
Short-term borrowings	$ 26,302	$ 30,468	$ 32,557
Short-term borrowings, interest rate, at year end	0.57%	0.89%	0.99%
Short-term borrowings, average for the year	28,549	30,703	33,719
Short-term borrowings, interest rate, average for the year	1.57%	1.75%	1.65%
Federal funds purchased [Member]
Short-term Debt [Line Items]
Short-term borrowings	950	1,036	776
Short-term borrowings, interest rate, at year end	0.11%	0.11%	0.17%
Short-term borrowings, average for the year	1,338	968	2,180
Short-term borrowings, interest rate, average for the year	15.32%	22.61%	10.09%
Short-term borrowings maximum month end balance	2,467	1,172	6,034
Securities sold under agreements to repurchase [Member]
Short-term Debt [Line Items]
Short-term borrowings	3,388	6,986	9,261
Short-term borrowings, interest rate, at year end	3.26%	3.35%	2.70%
Short-term borrowings, average for the year	4,942	7,483	9,211
Short-term borrowings, interest rate, average for the year	3.52%	3.22%	2.75%
Short-term borrowings maximum month end balance	5,922	9,071	9,261
Commercial paper [Member]
Short-term Debt [Line Items]
Short-term borrowings	16,202	15,973	15,885
Short-term borrowings, interest rate, at year end	0.12%	0.12%	0.20%
Short-term borrowings, average for the year	15,806	15,204	15,349
Short-term borrowings, interest rate, average for the year	0.14%	0.15%	0.20%
Short-term borrowings maximum month end balance	17,385	16,768	15,981
Other short term borrowings [Member]
Short-term Debt [Line Items]
Short-term borrowings	5,762	6,473	6,635
Short-term borrowings, interest rate, at year end	0.29%	0.26%	0.59%
Short-term borrowings, average for the year	6,463	7,048	6,979
Short-term borrowings, interest rate, average for the year	0.72%	0.77%	0.75%
Short-term borrowings maximum month end balance	$ 7,443	$ 7,514	$ 8,700